STOCK OPTIONS AND RESTRICTED SHARE UNITS (Additional Information Regarding Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options
Options outstanding	17,061,602
Stock Option [Member]
Number of options
Options outstanding	17,061,602	18,006,007
Options vested and expected to vest	12,960,862
Options exercisable	12,929,131
Weighted average exercise price
Options outstanding	$ 2.07	$ 1.73
Options vested and expected to vest	$ 2.15
Options exercisable	$ 1.55
Weighted average remaining contractual life
Options outstanding	5 years 1 month 28 days
Options vested and expected to vest	5 years 2 months 19 days
Options exercisable	5 years 5 months 9 days
Aggregate intrinsic value
Options outstanding	$ 64,832,981
Options vested and expected to vest	48,292,355
Options exercisable	$ 55,848,321